Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

(16)    Equity

Details of consolidated equity and movement are shown in the consolidated statement of changes in equity.

(a)	Share capital

At 31 December 2022 and 2021, the Company’s share capital amounts to Euros 119,603,705 and comprises:

●	Class A shares: 426,129,798 ordinary shares of Euros 0.25 par value each, subscribed and fully paid and of the same class and series.
●	Class B shares: 261,425,110 non-voting preference shares of 0.05 Euros par value each, of the same class and series, and with the preferential rights set forth in the Company’s by-laws.

The main characteristics of the Class B shares are as follows:

●	Each Class B share entitles its holder to receive a minimum annual preferred dividend out of the distributable profits at the end of each year equal to Euros 0.01 per Class B share provided that the aggregate preferred dividend does not exceed the distributable profits of that year and, subject, according to the commercial law, to the approval of the distribution of dividends by the Company’s shareholders. This preferred dividend is not cumulative if sufficient distributable profits are not obtained in the period.
●	Each Class B share is entitled to receive, in addition to the above-mentioned preferred dividend, the same dividends and other distributions as for one Grifols ordinary share.
●	Each Class B share entitles the holder to its redemption under certain circumstances, if a takeover bid for all or part of the shares in the Company has been made, except if holders of Class B shares have been entitled to participate in the bid on the same terms as holders of Class A shares. The redemption terms and conditions reflected in the Company’s by-laws limit the amount that may be redeemed, requiring that sufficient distributable reserves be available, and limit the percentage of shares to be redeemed in line with the ordinary shares to which the bid is addressed.
●	In the event the Company were to be wound up and liquidated, each Class B share entitles the holder to receive, before any amounts are paid to holders of ordinary shares, an amount equal to the sum of (i) the par value of the Class B share, and (ii) the share premium paid for the Class B share when it was subscribed. In addition to the Class B liquidation preference amount, each holder is entitled to receive the same liquidation amount that is paid for each ordinary share.

These shares are freely transferable.

Since 23 July 2012 the ADSs (American Depositary Shares) representing Grifols’ Class B shares (non-voting shares) have had an exchange ratio of 1:1 in relation to Class B shares, ie.1 ADS represents 1 Class B share. The previous rate was 2 ADS per Class B share.

The Company’s knowledge of its shareholders is based on information provided voluntarily or in compliance with applicable legislation. According to the information available to the Company, there are no interests representing more than 10% of the Company’s total capital at 31 December 2022 and 2021.

At 31 December 2022 and 2021, the number of outstanding shares is equal to the total number of Company shares, less treasury stock.

Movement in outstanding shares during 2022 is as follows:

	Reference	Class A shares	Class B shares

Balance at 1 January 2022		422,185,368	256,354,580
(Acquisition) / disposal of treasury stock	Note 16 (d)	—	(129,254)
Balance at 31 December 2022		422,185,368	256,225,326

Movement in outstanding shares during 2021 is as follows:

	Reference	Class A shares	Class B shares

Balance at 1 January 2021		426,129,798	258,412,946
(Acquisition) / disposal of treasury stock	Note 16 (d)	(3,944,430)	(2,058,366)
Balance at 31 December 2021		422,185,368	256,354,580

(b)	Share premium

Movement in the share premium is described in the consolidated statement of changes in equity, which forms an integral part of this note to the consolidated financial statements.

(c)	Reserves

The drawdown of accumulated gains is subject to legislation applicable to each of the Group companies.

At 31 December 2022, Euros 18.908 thousand equivalent to the carrying amount of development costs pending amortization of certain Spanish companies (Euros 29,486 thousand at 31 December 2021) are, in accordance with applicable legislation, a distribution limitation until these development costs have been amortized.

The movement in this caption of the consolidated balance sheet during the years ended at 31 December 2022, 2021 and 2020 is reflected in the consolidated statement of changes in equity, the most significant movements being detailed below:

On 30 March 2020, the share exchange agreement was closed and Grifols received SRAAS shares corresponding to 26.2% of its share capital. Therefore, Grifols became the largest shareholder of SRAAS, while maintaining operational, voting and economic control of GDS (see notes 10 and 18). This transaction generated an impact of Euros 408 million on reserves.

Legal reserve

Companies in Spain are obliged to transfer 10% of each year’s profits to a legal reserve until this reserve reaches an amount equal to 20% of share capital. This reserve is not distributable to shareholders and may only be used to offset losses if no other reserves are available. Under certain conditions it may be used to increase share capital provided that the balance left on the reserve is at least equal to 10% of the nominal value of the total share capital after the increase.

At 31 December 2022 and 2021 the legal reserve of the Parent amounts to Euros 23,921 thousand which corresponds to 20% of the share capital.

Distribution of the legal reserves of Spanish companies is subject to the same restrictions as those of the Company and at 31 December 2022 and 2021 the balance of the legal reserve of other Spanish companies amounts to Euros 2,066 thousand.

Other foreign Group companies have a legal reserve amounting to Euros 4,137 thousand at 31 December 2022 (Euros 3,805 thousand at 31 December 2021).

Hedging reserve

The hedging reserve includes the cash flow hedge reserve and the costs of hedging reserve, see note 4(i) for details. The cash flow hedge reserve is used to recognise the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges, as described in note 29.

The group defers the changes in the forward element of forward contracts and the time value of option contracts in the costs of hedging reserve.

(d)	Treasury stock

The Parent held Class A and B treasury stock equivalent to 1.3% of its capital at 31 December 2022 (1.3% of its capital in Class A and B treasury stock at 31 December 2021).

Treasury stock Class A

Movement in Class A treasury stock during the year ended 31 December 2022 is as follows:

	No. of Class A
	shares	Thousands of Euros
Balance at 1 January 2022	3,944,430	89,959
Disposal Class A shares	—	—
Balance at 31 December 2022	3,944,430	89,959

Movement in Class A treasury stock during the year ended 31 December 2021 is as follows:

	No. of Class A
	shares	Thousands of Euros
Balance at 1 January 2021	—	—
Disposal Class A shares	—	—
Acquisition Class A shares	3,944,430	89,959
Balance at 31 December 2021	3,944,430	89,959

At the meeting held on 11 March 2021, the Board of Directors agreed to implement a program to buy back Grifols’ treasury stock for the purpose of using it as consideration in possible future acquisitions. This Buyback Program began on 12 March 2021 and has been in force until 14 June 2021 and its execution was entrusted to an independent bank.

Treasury stock Class B

Movement in Class B treasury stock during 2022 was as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2022	5,070,530	74,230
Disposal Class B shares	(370,746)	(5,428)
Acquisition Class B shares	500,000	3,459
Balance at 31 December 2022	5,199,784	72,261

Movement in Class B treasury stock during 2021 is as follows:

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2021	3,012,164	43,734
Disposal Class B shares	(361,530)	(5,248)
Acquisition Class B shares	2,419,896	35,744
Balance at 31 December 2021	5,070,530	74,230

In March 2022, the Group delivered 370,746 treasury stocks (Class B shares) to eligible employees as compensation under the Restricted Share Unit Retention Plan.

In March 2021, the Group delivered 361,530 treasury stocks (Class B shares) to eligible employees as compensation under the Restricted Share Unit Retention Plan.

(e)	Distribution of profit and dividends

The profits of Grifols, S.A. and subsidiaries will be distributed as agreed by respective shareholders at their general meetings.

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2022, and the distribution of profit approved for 2021, presented at the general meeting held on 10 June 2022, is as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Voluntary reserve	(266,296)	(140,728)
Profit of the Parent	(266,296)	(140,728)

The distribution of profit corresponding to the year ended 31 December 2022 and 2021 are presented in the statement of changes in consolidated equity.

During 2022 no dividend has been paid.

The following dividends were paid in 2021:

	31/12/2021
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	146%	0.36	154,005
Non-voting shares	729%	0.36	93,515
Non-voting shares (preferred dividend)	20%	0.01	2,614
Total dividends paid			250,134

At the general meeting held on 21 May 2021 the shareholders of Grifols S.A. approved the distribution of a preferred dividend of Euros 0.01 for every Class B non-voting share, together with the approval of an ordinary dividend of Euros 0.36 for Class A and Class B share charged to voluntary reserves of the Company for an amount of Euros 247,520 thousand.

During 2022 and 2021 no interim dividend has been paid.

(f)   Restricted Share Unit Retention Plan

The Group has set up a Restricted Share Unit Retention Plan (hereinafter RSU Plan) for certain employees (see note 28). This commitment will be settled using equity instruments and the cumulative accrual amounts to Euros 7,304 thousand at 31 December 2022 (Euros 9,838 thousand at 31 December 2021).